Property and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
9.1.    Accounting policy
All property and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any (see note 9.3 for more details). Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.
Assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss. The Group also derecognizes under ¨Disposal of property and equipment¨ Pin Pads & POS held by customers that are not being used in the last 180 or 360 days, depending on the category of customer.
9.2.    Significant judgments, estimates and assumptions
Property and equipment and intangible assets include the preparation of estimates to determine the useful life for depreciation and amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
The Group evaluate the useful life of Property and equipment and Intangible assets and concluded that no change on the estimates of useful life and residual value of this assets was necessary for the year ended December 31, 2022.
The estimated useful lives for the Property and equipment are as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3 – 10
Facilities	3 – 14
Property	34
Furniture and fixtures	3 – 10
Machinery and equipment	5 – 14
Vehicles and airplanes	2 – 10
9.3.    Changes in Property and equipment

	Balance at 12/31/2021	Additions	Disposals (a)	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2022

Cost
Pin Pads & POS	1,498,271	569,895	(119,784)	—	—	—	1,948,382
IT equipment	246,543	19,807	(5,322)	—	25	1,352	262,405
Facilities	90,186	5,005	(2,949)	(285)	(137)	—	91,820
Machinery and equipment	25,776	5,445	(11,520)	186	3,610	24	23,521
Furniture and fixtures	24,754	1,123	(1,849)	1	3	118	24,150
Vehicles and airplane	43,586	97	(16,433)	87	(41)	—	27,296
Construction in progress	14,078	43,652	(7,410)	—	—	—	50,320
Right-of-use assets - equipment	4,629	194	—	—	—	—	4,823
Right-of-use assets - vehicles	31,547	18,171	(5,924)	—	—	—	43,794
Right-of-use assets - offices	238,329	28,817	(61,314)	(211)	(171)	—	205,450
	2,217,699	692,206	(232,505)	(222)	3,289	1,494	2,681,961

Depreciation
Pin Pads & POS	(438,346)	(379,442)	77,320	—	—	—	(740,468)
IT equipment	(95,553)	(55,803)	5,968	—	(18)	—	(145,406)
Facilities	(25,066)	(13,497)	726	—	98	—	(37,739)
Machinery and equipment	(17,861)	(4,613)	3,792	—	111	—	(18,571)
Furniture and fixtures	(5,516)	(2,424)	890	—	(4)	—	(7,054)
Vehicles and airplane	(2,498)	(3,534)	3,593	—	2	—	(2,437)
Right-of-use assets - equipment	(505)	(526)	—	—	—	—	(1,031)
Right-of-use assets - Vehicles	(14,187)	(13,125)	5,649	—	—	—	(21,663)
Right-of-use assets - Offices	(48,647)	(40,449)	22,682	—	—	—	(66,414)
	(648,179)	(513,413)	120,620	—	189	—	(1,040,783)

Property and equipment, net	1,569,520	178,793	(111,885)	(222)	3,478	1,494	1,641,178

(a)Includes Pin Pad & POS derecognized for not being used by customers after a period of time.

	Balance at 12/31/2020	Additions	Disposals	Transfers	Effects of hyperinflation (IAS 29)	Business combination	Balance at 12/31/2021

Cost
Pin Pads & POS	736,775	851,106	(107,555)	—	—	17,945	1,498,271
IT equipment	128,244	78,139	(4,229)	(2,747)	—	47,136	246,543
Facilities	40,524	14,011	(4,282)	2,818	(8)	37,123	90,186
Machinery and equipment	18,242	1,496	(126)	2,683	30	3,451	25,776
Furniture and fixtures	14,629	2,858	(819)	64	8	8,014	24,754
Vehicles and airplane	16,261	30,594	(13,058)	—	43	9,746	43,586
Construction in progress	81	20,197	(5,255)	(2,818)	—	1,873	14,078
Right-of-use assets - equipment	—	536	(854)			4,947	4,629
Right-of-use assets - vehicles	20,007	13,670	(2,130)	—	—	—	31,547
Right-of-use assets - offices	126,571	73,506	(35,144)	—	—	73,396	238,329
	1,101,334	1,086,113	(173,452)	—	73	203,631	2,217,699
Depreciation
Pin Pads & POS	(248,704)	(204,355)	14,713	—	—	—	(438,346)
IT equipment	(57,801)	(40,092)	2,340	—	—	—	(95,553)
Facilities	(17,180)	(9,306)	1,420	—	—	—	(25,066)
Machinery and equipment	(14,140)	(3,756)	35	—	—	—	(17,861)
Furniture and fixtures	(3,882)	(1,821)	187	—	—	—	(5,516)
Vehicles and airplane	(1,544)	(5,227)	4,273	—	—	—	(2,498)
Right-of-use assets - equipment	—	(505)	—	—	—	—	(505)
Right-of-use assets - Vehicles	(6,906)	(8,545)	1,264	—	—	—	(14,187)
Right-of-use assets - Offices	(33,943)	(37,023)	22,319	—	—	—	(48,647)
	(384,100)	(310,630)	46,551	—	—	—	(648,179)
Property and equipment, net	717,234	775,483	(126,901)	—	73	203,631	1,569,520
9.4.    Depreciation and amortization charges
Depreciation and amortization expense has been charged in the following line items of the consolidated statement of profit or loss:

	2022	2021	2020

Cost of services	529,793	299,240	162,202
General and administrative expenses	226,353	161,331	59,593
Selling expenses	43,879	46,798	34,499
Other income (expenses), net	301	—	—
Depreciation and Amortization charges	800,326	507,369	256,294
Depreciation charge	513,413	310,630	185,335
Amortization charge (Notes 10.3)	286,913	196,739	70,959
Depreciation and Amortization charges	800,326	507,369	256,294
9.5.    Impairment test
As of December 31, 2022, 2021 and 2020, there were no indicators of impairment of property and equipment. Property and equipment were tested for impairment at the CGU level in connection with intangible assets and investments in associates, as described in Note 10.4.